Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration (Tables) - BCP QUALTEK HOLDCO, LLC	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
Schedule of Accounts receivable, net, classified as current

Accounts receivable, net classified as current, consisted of the following (in thousands):

	October 2,	December 31,
	2021	2020
Trade accounts receivable	$97,506	$44,419
Contract assets	157,155	134,311
	254,661	178,730
Less: allowance for doubtful accounts	(5,397)	(3,933)
Accounts receivable, net	$249,264	$174,797

Accounts receivable, net, classified as current, consisted of the following as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Trade accounts receivable	$44,419	$61,365
Contract assets	134,311	173,734
	178,730	235,099
Less: allowance for doubtful accounts	(3,933)	(6,440)
Accounts receivable, net	$174,797	$228,659

Schedule of Net contract assets

Net contract assets consisted of the following (in thousands):

	October 2,	December 31,
	2021	2020
Contract assets	$157,155	$134,311
Contract liabilities	(14,950)	(14,945)
Contract assets, net	$142,205	$119,366

Net contract assets consisted of the following as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Contract assets	$134,311	$173,734
Contract liabilities	(14,945)	(18,470)
Contract assets, net	$119,366	$155,264

Schedule of Customer Credit Concentration

Customer Credit Concentration

Customers whose combined amounts of accounts receivable and contract assets exceeded 10% of total combined accounts receivable and contract assets were as follows (in thousands):

	October 2, 2021		December 31, 2020
	Amounts	% of Total	Amounts	% of Total
AT&T	$61,797	24.3%	$81,796	45.8%
Entergy	67,776	26.6%	*	*
T-Mobile	34,447	13.5%	*	*
Verizon	47,892	18.8%	65,346	36.6%
Total	$211,911	83.2%	$147,142	82.3%

* Accounts receivable and contract assets from Entergy and T-Mobile did not exceed 10% of total combined accounts receivable and contract assets for the year ended December 31, 2020.

Customers whose combined amounts of accounts receivable and contract assets exceeded 10% of total combined accounts receivable and contract assets as of December 31, 2020 and 2019 were as follows (in thousands):

	2020		2019
	Amount	% of Total	Amounts	% of Total
AT&T	$81,796	45.8%	$120,145	51.1%
Verizon	65,346	36.6%	69,552	29.6%
Total	$147,142	82.3%	$189,697	80.8%